Geographic Areas (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales	$ 7,329	$ 7,709	$ 7,662	$ 7,409	$ 7,298	$ 7,712	$ 7,686	$ 7,578	$ 30,109	$ 30,274	$ 31,821
Operating Income (Loss)									7,223	6,946	7,135
Property, Plant and Equipment - net	8,516				8,515				8,516	8,515
China/Hong Kong
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									2,799
Property, Plant and Equipment - net	520								$ 520
Percent of consolidated worldwide sales									10.00%
Geographic Area | United States
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									$ 12,188	12,049	11,714
Operating Income (Loss)									2,948	2,647	2,540
Property, Plant and Equipment - net	4,914				4,838				4,914	4,838
Geographic Area | Asia Pacific
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									8,847	9,041	9,418
Operating Income (Loss)									2,560	2,580	2,487
Property, Plant and Equipment - net	1,573				1,647				1,573	1,647
Geographic Area | Europe, Middle East and Africa
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									6,163	6,228	7,198
Operating Income (Loss)									1,046	1,017	1,234
Property, Plant and Equipment - net	1,512				1,531				1,512	1,531
Geographic Area | Latin America and Canada
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									2,901	2,982	3,504
Operating Income (Loss)									705	706	867
Property, Plant and Equipment - net	$ 517				$ 499				517	499
Other Unallocated
Net Sales, Operating Income and Property, Plant and Equipment - Net
Net sales									10	(26)	(13)
Operating Income (Loss)									$ (36)	$ (4)	$ 7